Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 18,872	$ 10,141
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	17,535	9,720
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	998	252
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	266	60
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 73	$ 109